INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of December 31,
	Note	2024	2025

Customer contracts		1,451,341	1,250,812
Software		77,180	91,562
Licenses		6,000	6,000
Others		464	464
		1,534,985	1,348,838
Less: accumulated amortization		(955,507)	(956,363)
Less: impairment losses	2(o)	(98,364)	(119,134)
Intangible assets, net		481,114	273,341

Amortization of intangible assets was RMB314,666, RMB214,436 and RMB196,715 for the years ended December 31, 2023, 2024 and 2025, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2026	155,696
2027	37,654
2028	18,117
2029	16,385
2030	12,362
Thereafter	33,127
Total	273,341